Supplementary cash flow information (Schedule of other cash generated from / (used in) operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 3,166	$ 403
Loss on disposal of property, plant & equipment [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	7,038	5,088
Closure cost adjustment - non-producing properties [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(4,602)	2,721
Share based compensation paid [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(6,782)	(3,143)
Pampacancha delivery obligation paid [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	0	(10,856)
Restructuring - Manitoba [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	6,947	0
Other [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 565	$ 6,593